Shareholders' equity: (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' equity:
Schedule of issued and outstanding common shares

	Number	Dollars

Balance, December 31, 2020	78,337,361	$575,286

Issued in connection with the 2021 Offering (note 8 (a) (i))	28,000,000	224,000

Issued upon stock options exercise (note 8 (b) (i))	53,000	105

Balance, December 31, 2021	106,390,361	$799,391

	Number	Dollars

Balance, December 31, 2019	55,378,660	$486,401

Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)	4,770,000	47,749

Issued in connection with the 2020 Offering (note 8 (a) (ii))	17,888,889	40,250

Issued upon stock options exercise (note 8 (b) (i))	128,222	334

Issued upon broker warrants exercise (note 8 (b) (ii))	171,590	552

Balance, December 31, 2020	78,337,361	$575,286
(i)

On December 17, 2021, the Company closed an equity offering, issuing 25,000,000 common shares from treasury at a price of $8.00 per share for gross proceeds of $200,000, and on December 29, 2021, the underwriters of the equity offering partially exercised their over-allotment option to purchase additional common shares of the Company, resulting in the issuance of an additional 3,000,000 common shares from treasury at a price of $8.00 per share, for additional gross proceeds of $24,000 (together, the "2021 Offering"). Share issue costs of $14,271, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.

8.   Shareholders’ equity (continued):

(a)Share capital (continued):

(ii)

On October 22, 2020, the Company closed an equity offering, issuing a total of 17,888,889 common shares from treasury at a price of $2.25 per share for gross proceeds of $40,250 including the exercise in full of the underwriters’ option to purchase 2,333,333 common shares (the “2020 Offering”). Share issue costs of $2,953, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.

Schedule of changes in outstanding stock options issued

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2020	6,288,166	$3.80
Granted (2) (3) (4) (5) (6)	1,708,000	$4.60
Exercised	(53,000)	$1.06
Forfeited	(168,333)	$6.34
Balance, December 31, 2021	7,774,833	$3.94

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2019	4,726,943	$2.26
Granted (7) (8) (9) (10) (11)	1,805,000	$7.74
Exercised	(128,222)	$1.51
Forfeited	(115,555)	$6.27
Balance, December 31, 2020	6,288,166	$3.78
(1)	USD equivalent of stock options granted in CAD is presented at the closing rate of the corresponding year.
(2)	1,408,000 stock options were granted on February 25, 2021, having an exercise price of $4.36; 1,171,000 stock options granted to key management personnel and 237,000 granted to other employees.
(3)	50,000 stock options were granted to key management personnel on March 30, 2021, having an exercise price of $3.83.
(4)	50,000 stock options were granted to other employees on May 10, 2021, having an exercise price of $3.92.
(5)	20,000 stock options were granted to other employees on August 11, 2021, having an exercise price of $3.10.
(6)	180,000 stock options were granted to other employees on November 10, 2021, having an exercise price of $7.04.
(7)	1,010,000 stock options were granted on April 1, 2020, having an exercise price of $10.92 (CAD $13.91); 750,000 stock options granted to key management personnel and 260,000 granted to other employees.
(8)	65,000 stock options were granted to other employees on May 14, 2020, having an exercise price of $11.56 (CAD $14.72).
(9)	85,000 stock options were granted to other employees on August 12, 2020, having an exercise price of $2.81 (CAD $3.58).
(10)	185,000 stock options were granted to other employees on November 11, 2020, having an exercise price of $2.47 (CAD $3.14).

Schedule of information about stock outstanding options and exercisable options

	Options outstanding		Options exercisable
		Weighted
		average
		years
Exercise price/share	Number	To expiration	Number

Stock options granted in USD
$3.10	20,000	9.6	—
$3.83	50,000	9.2	—
$3.92	50,000	9.4	—
$4.36	1,388,000	9.2	—
$7.04	180,000	9.2	—

Stock options granted in CAD (1)
$0.85 (CAD $1.08)	678,333	5.3	534,722
$1.00 (CAD $1.26)	1,127,779	6.1	670,001
$1.20 (CAD $1.51)	41,667	5.9	33,334
$1.42 (CAD $1.80)	1,069,889	0.6	1,069,889
$1.62 (CAD $2.05)	41,667	6.5	25,000
$2.48 (CAD $3.14)	181,000	8.9	33,000
$2.83 (CAD $3.58)	30,000	8.6	6,000
$2.99 (CAD $3.78)	5,667	0.6	5,667
$3.19 (CAD $4.03)	28,611	4.2	28,611
$3.26 (CAD $4.12)	420,000	9.0	84,000
$3.45 (CAD $4.36)	974,998	7.1	386,666
$6.64 (CAD $8.39)	512,222	7.9	204,889
$11.01 (CAD $13.91)	910,000	8.3	182,000
$11.65 (CAD $14.72)	65,000	8.4	13,000
	7,774,833	6.7	3,276,779

(1)   USD equivalent of stock options granted in CAD is presented at the closing rate.

Schedule of weighted average assumptions for stock options granted

	2021	2020 (1)

Weighted average fair value of stock options at grant date	$3.60	$5.68 (CAD $7.93)
Weighted average share price	$4.60	$7.06 (CAD $9.85)
Weighted average exercise price	$4.60	$7.06 (CAD $9.85)
Risk-free interest rate	1.00%	0.55%
Expected volatility	111%	104%
Expected life in years	7	7
Expected dividend yield	Nil	Nil
(1)USD equivalent is presented at the historical rate.

Schedule of changes in the number of deferred share units (DSU)

Number of units	2021	2020
Balance, beginning of year	253,028	234,633
Units granted (1)	71,317	18,395
Settled	(13,280)	—
Balance, end of year	311,065	253,028
Balance of DSU liability, included in Trade and other payables	$2,503	$761
(1)	All DSUs were granted to key management personnel.